Property, Equipment And Software - Summary of Property Equipment And Software (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 149,008	$ 22,836	¥ 56,659
Less: accumulated depreciation and amortization		(29,925)	(4,586)	(8,336)
Property, equipment and software, net		119,083	18,250	48,323
Machinery and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		63,172	9,682	20,281
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software	[1]	53,405	8,185	5,654
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		28,403	4,353	28,515
Vehicles
Property, Plant and Equipment [Line Items]
Total property, equipment and software		1,088	167	1,088
Others [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and software		¥ 2,940	$ 449	¥ 1,121

[1]	As of December 31, 2020, Suzhou Gracell has completed the renovation of a new leased laboratory.